Intangible Assets, Net - Schedule of amortization expence over the remaining intangible (Detail) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024		$ 183,578
2025		445,453
2026		376,468
2027		376,468
2028		376,468
Thereafter		376,468
Intangible assets, net	$ 3,396,489	$ 2,134,903	$ 450,446